Summary of significant accounting policies - Reconciliation of Benefits Paid to Participants per the Financial Statements to Form 5500 (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to Participants per the financial statements	$ 4,276,659,525	$ 3,580,000,204
Add: Amounts allocated to withdrawing Participants at end of year	15,909,442	6,648,075
Less: Amounts allocated to withdrawing Participants at beginning of year	(6,648,075)	(7,442,767)
Benefits paid to Participants per Form 5500	$ 4,285,920,892	$ 3,579,205,512